Commitments and Contingencies Minimum Commitments under Noncancelable Operating Lease Agreements (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Commitments and Contingencies Disclosure [Line Items]
2014	$ 46.0
2015	38.2
2016	27.6
2017	16.1
2018	9.5
Thereafter	7.2
Total	$ 144.6